LOANS - Commercial and Consumer Credit Exposure by Risk Attribute (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Recorded Investment [Line Items]
Commercial and industrial	$ 1,912,743	$ 1,781,948
Real Estate - Construction	467,730	399,434
Real Estate - Commercial	2,490,091	2,427,577
Lease financing	89,347	93,108
Total Commercial	4,959,911	4,702,067
Pass
Financing Receivable, Recorded Investment [Line Items]
Commercial and industrial	1,882,464	1,725,451
Real Estate - Construction	467,687	398,155
Real Estate - Commercial	2,446,999	2,349,662
Lease financing	88,078	92,540
Total Commercial	4,885,228	4,565,808
Special Mention
Financing Receivable, Recorded Investment [Line Items]
Commercial and industrial	6,226	18,256
Real Estate - Construction	0	1,258
Real Estate - Commercial	4,436	15,584
Lease financing	0	108
Total Commercial	10,662	35,206
Substandard
Financing Receivable, Recorded Investment [Line Items]
Commercial and industrial	24,053	38,241
Real Estate - Construction	43	21
Real Estate - Commercial	38,656	62,331
Lease financing	1,269	460
Total Commercial	64,021	101,053
Doubtful
Financing Receivable, Recorded Investment [Line Items]
Commercial and industrial	0	0
Real Estate - Construction	0	0
Real Estate - Commercial	0	0
Lease financing	0	0
Total Commercial	0	0
Residential Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, before Fees, Gross	471,391	500,980
Residential Real Estate [Member] | Performing
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, before Fees, Gross	463,459	491,380
Residential Real Estate [Member] | Nonperforming
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, before Fees, Gross	7,932	9,600
Home Equity Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, before Fees, Gross	493,604	460,388
Home Equity Loan [Member] | Performing
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, before Fees, Gross	489,148	456,314
Home Equity Loan [Member] | Nonperforming
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, before Fees, Gross	4,456	4,074
Consumer Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, before Fees, Gross	41,586	50,639
Consumer Loan [Member] | Performing
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, before Fees, Gross	41,331	50,202
Consumer Loan [Member] | Nonperforming
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, before Fees, Gross	255	437
Credit card
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, before Fees, Gross	46,691	43,408
Credit card | Performing
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, before Fees, Gross	46,691	43,408
Credit card | Nonperforming
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, before Fees, Gross	0	0
Installment
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, before Fees, Gross	1,053,272	1,055,415
Installment | Performing
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, before Fees, Gross	1,040,629	1,041,304
Installment | Nonperforming
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, before Fees, Gross	$ 12,643	$ 14,111